Financial instruments and financial risk management (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Financial instruments and financial risk management
Financial assets measured at Amortized cost (AC)	€ 49,967	€ 60,295	€ 166,780
Financial liabilities measured at Amortized cost (AC)	106,385	90,665	€ 61,784
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	€ 0
Transfers into Level 3 of fair value hierarchy, liabilities	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	€ 0